Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Property, Plant and Equipment
13. PROPERTY, PLANT AND EQUIPMENT

	2021	2020
Cost	190,774,032	184,479,011
Accumulated depreciation	(109,478,840)	(103,639,103)

Total	81,295,192	80,839,908

Lands	1,025,307	1,025,307
Plant and buildings	13,718,257	14,617,744
Machinery, equipment and spare parts	57,942,520	19,112,267
Transportation and load vehicles	1,487,535	1,911,807
Furniture and fixtures	94,973	77,992
Quarries	5,028,566	5,733,256
Tools	103,074	81,326
Construction in process	1,894,960	38,280,209

Total	81,295,192	80,839,908

Cost

	Lands	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Quarries	Tools	Works in process	Total
Balance as of January 1, 2020	1,025,619	48,263,593	58,829,491	12,278,561	3,431,610	18,826,905	603,466	34,686,421	177,945,666

Additions	—	—	—	—	—	—	—	6,871,583	6,871,583
Disposal	(312)	(19,364)	(64,452)	(220,682)	—	(33,428)	—	—	(338,238)
Transfers	—	951,122	868,064	371,677	41,966	1,013,683	31,283	(3,277,795)	—

Balance as of December 31, 2020	1,025,307	49,195,351	59,633,103	12,429,556	3,473,576	19,807,160	634,749	38,280,209	184,479,011

Additions	—	—	—	—	—	—	—	6,861,355	6,861,355
Disposal	—	(154,337)	(102,136)	(278,730)	—	(31,131)	—	—	(566,334)
Transfers	—	576,400	40,776,279	310,422	47,203	1,484,118	52,182	(43,246,604)	—

Balance as of December 31, 2021	1,025,307	49,617,414	100,307,246	12,461,248	3,520,779	21,260,147	686,931	1,894,960	190,774,032

Accumulated depreciation

	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Quarries	Tools	Total
Balance as of January 1, 2020	(32,458,572)	(38,836,262)	(8,868,709)	(3,337,394)	(12,756,697)	(519,710)	(96,777,344)

Impairment	(794,788)	(176,728)	(426,997)	(25,294)	(2,951)	(2,590)	(1,429,348)
Disposal	19,364	63,195	75,772	—	33,430	—	191,771
Depreciation	(1,343,611)	(1,571,041)	(1,297,815)	(32,896)	(1,347,686)	(31,123)	(5,624,172)

Balance as of December 31, 2020	(34,577,607)	(40,520,836)	(10,517,749)	(3,395,584)	(14,073,904)	(553,423)	(103,639,103)

Impairment	(70,455)	(82,084)	—	—	—	(309)	(152,848)
Disposal	28,689	96,511	274,000	—	—	—	399,200
Depreciation charge	(1,279,784)	(1,858,317)	(729,964)	(30,222)	(2,157,677)	(30,125)	(6,086,089)

Balance as of December 31, 2021	(35,899,157)	(42,364,726)	(10,973,713)	(3,425,806)	(16,231,581)	(583,857)	(109,478,840)

13.1. Capitalization of borrowing costs
The Group has taken several borrowings and used other instruments for the settlement of trade payables in foreign currency in order to finance part of the investment in a new cement plant.
 IAS 23 establishes that borrowing costs of loans or other liabilities directly attributable to the acquisition, construction or production of a qualifying asset that requires a substantial period of time before it is ready for its intended use are capitalized as part of the cost of that asset, except for the portion of these costs that compensate the creditor for the effects of inflation, provided that it is likely to result in future economic benefits for the Group and can be reliably measured. All other borrowing costs are accounted for as expenses in the period in which they are incurred. Capitalization of these costs ceases when the asset is available for use. Borrowing costs include interest, foreign exchange gain or loss and other costs incurred by the Group in connection with the execution of the respective borrowing agreements.
As the Group’s aforementioned indebtedness was mostly in foreign currency, the Group evaluated

at each closing date whether the exchange gain or loss arising from such debts attributable to the construction of such asset constituted

an adjustment of the interest costs of those borrowings that should be capitalized together with the related interest. In view of the above, the Group has not capitalized interest and exchange gains or losses in the fiscal year ended December 31, 2021, but has capitalized interest and exchange gains or losses actually incurred in fiscal year 2020 for 1.199,369, considering for that purpose as maximum capitalization limit the threshold that would have been consistent with an equivalent rate in pesos, net of the effects of inflation on the liabilities generating them. The actual interest rate, i.e., net of the effect due to exposure to inflation, used to determine the cap limit of the actual costs for borrowings (interest and exchange gain or loss) to be capitalized amounted to 7%.
13.2. Impairment of property, plant and equipment
The Group tests property, plant and equipment for impairment on an annual basis or when circumstances indicate that their carrying value can be impaired.
The impairment test conducted by the Group for property, plant and equipment is based on estimates of the recoverable amount per cash-generating unit, which has been defined as the higher of fair value less costs to sell and value in use. In assessing the value in use, the estimated future cash flows are discounted using a discount rate reflecting market assessments as of the end of the period with respect to the time value of money considering the risks that are specific to the assets involved.
The calculation of the value in use for all cash-generating units is more sensitive to the following assumptions which, as described below, were considered by Group Management in the development of the impairment test: volumes, prices, gross margins, levels of operating expenses
and capital expenditure in property, plant and equipment and working capital, discount rate, growth rate used to extrapolate cash flows beyond the forecast period, and macroeconomic variables estimated to be present during the projection horizon including, without limitation, exchange rates, inflation levels, and GDP growth.
The Group has also considered a number of other factors in reviewing impairment indicators, such as market capitalization, participation in each of the segments where it does business, unused installed capacity, industry trends, and other factors, together with the increase in property, plant and equipment balances due to the application of the restatement in constant currency as a result of applying IAS 29 in relation to those assets.
At the end of fiscal year ended December 31, 2020, considering the particular impacts of the
COVID-19
pandemic and the uncertainty of the Argentine economic situation, among other micro and macroeconomic factors, a decrease was estimated in the demand for rail logistics services provided by the Group and in the demand for stone of the aggregates cash-generating unit.
As a result of the above scenario, the Group conducted an impairment test as of December 31, 2020, on all the different cash-generating units consistent with all the business segments mentioned in Note 32 and determined that the carrying amount of rail services and aggregates cash-generating units exceeded the value in use of the assets involved as of such date. As a result of the analysis carried out, the Group recognized a loss for impairment of property, plant and equipment that amounted to 1,429,348 in the consolidated statement of profit or loss and other comprehensive income as of December 31, 2020.
The Company carried out a new impairment analysis as of December 31, 2021, based on the continued uncertainty of the Argentine economic situation and the inflationary environment mentioned above, considering the impact derived from commissioning the new power plant L’Amalí, which includes innovative technology and therefore higher efficiency in operating costs compared to other facilities, and the reallocation of production volumes derived from the operation of this new plant.

As a result of the above scenario, the Group determined that certain facilities belonging to its cement plant called “Sierras Bayas” will not be used in the foreseeable future, since their volumes will be reallocated to the new plant, considering the volumes currently produced and sold. Therefore, the Group recognized an impairment loss on property, plant and equipment amounting to 152,848 in the consolidated statement of profit or loss and other comprehensive income as of December 31, 2021.
Cement, Masonry Cement and Lime Cash-generating Unit
The determination of the recoverable amount of cement, masonry cement and lime cash-generating unit is based on a calculation of the value in use of the assets involved using cash flow projections from the financial budgets approved by the Company’s Management. Projected cash flows have been updated to reflect variations in the demand for traded products, such as the Argentine macroeconomic variables that have an impact on the Company’s businesses. The discount rate used in cash flow projections is 13.43% in US dollars considering that cash flows have been prepared in that currency. As a result of the analysis carried out, no impairment has been determined for this cash-generating unit as of December 31, 2021, except for the plant “Sierras Bayas” that involved a loss of 152,848 in the statement of profit or loss and other comprehensive income as of December 31, 2021.
Concrete Cash-generating Unit
The determination of the recoverable amount of concrete cash-generating unit is based on a calculation of the value in use of the assets involved using cash flow projections from the financial budgets approved by the Company’s Management. Projected cash flows have been updated to reflect variations in the demand for traded products, such as the Argentine macroeconomic variables that have an impact on the Company’s businesses. The discount rate used in cash flow projections is 13.43% in US dollars considering that cash flows have been prepared in that currency. As a result of the analysis carried out, no impairment has been determined for this cash-generating unit as of December 31, 2021.
Aggregates Cash-generating Unit
The recoverable amount of aggregates cash-generating unit is determined based on a calculation of the value in use of the assets involved using cash flow projections from the financial budgets approved by Company Management. Projected cash flows have been updated to reflect variations in the demand for traded products, such as the Argentine macroeconomic variables that have an impact on the Company’s businesses. The discount rate in dollars used in cash flow projections is 13.3%. As a result of the analysis carried out, no impairment has been determined for this cash-generating unit as December 31, 2021, and no reversal of the impairment loss recognized at the end of the prior fiscal year for 245,289 has been required.
Rail Services Cash-generating Unit
The recoverable amount of rail services cash-generating unit is determined based on a calculation of the value in use of the assets involved using cash flow projections from the financial budgets approved by Company Management. Projected cash flows have been updated to reflect variations in the demand for traded services, such as the Argentine macroeconomic variables that have an impact on the Company’s businesses. The discount rate in dollars used in cash flow projections is 14.2% in US dollars considering that cash flows have been prepared in that currency. As a result of the analysis carried out, no impairment has been determined for this cash-generating unit as December 31, 2021, and no reversal of the impairment loss recognized at the end of the prior fiscal year for 1,184,059 has been required.